STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Description of Business (Details)	Jun. 30, 2023 shares
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of ordinary shares listed on each securities exchange (in shares)	10